Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of Alion Science and Technology Corporation (a Delaware corporation), and its subsidiaries, each of which is 100% owned by Alion. The financial statements have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission. Certain information and note disclosures normally included in the annual financial statements, prepared in accordance with generally accepted accounting principles in the United States of America (GAAP), have been omitted pursuant to those rules and regulations. However, the Company believes that the disclosures made are adequate to make the information presented not misleading. The statements are prepared on the accrual basis of accounting and include the accounts of Alion and its subsidiaries from their date of acquisition or formation. All inter-company accounts have been eliminated in consolidation. There have been no changes to Alion’s subsidiaries in the current fiscal year.

In management’s opinion, the accompanying unaudited condensed consolidated financial statements reflect all adjustments consisting of normal recurring adjustments and reclassifications that are necessary for fair presentation of the periods presented. The results for the three and six months ended March 31, 2014 are not necessarily indicative of the results to be expected for the full fiscal year. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the notes thereto included in the Company’s latest annual report on Form 10-K for the year ended September 30, 2013.

Going Concern Assumption

The accompanying financial statements are prepared on the going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Alion has a history of losses that has resulted, in part, in the Company not having the means to repay the principal associated with our Secured and Unsecured Notes as they come due on November 1, 2014 and February 1, 2015. In the first quarter of fiscal 2014, our Secured Notes were reclassified to current liabilities based on their November 1, 2014 maturity. In the second quarter of fiscal 2014, our Unsecured Notes were reclassified to current liabilities based on their February 1, 2015 maturity.

Our liabilities exceed our assets which makes refinancing our debt more difficult and expensive. Operating cash flow is insufficient to repay the Secured and Unsecured Notes at maturity, which raises substantial doubt as to the Company’s ability to continue as a going concern.

Management’s current forecasts of future results could differ materially due to general economic uncertainties, sequestration’s effect on government spending levels in the coming fiscal year, procurement and contract funding delays from the October 2013 government shutdown and other risks associated with future federal government procurement and contracting actions. Management’s cash flow projections indicate that absent a refinancing transaction or series of transactions, the Company will be unable to pay the principal and accumulated unpaid interest on its Secured and Unsecured Notes when those instruments come due in November 2014 and February 2015.

Alion’s Credit Agreement contained a financial statement covenant that required an audit opinion without a “going concern” explanatory note or any similar qualification or exception and without any qualification or exception as to the scope of such audit. In December 2013, in anticipation of a potential covenant breach resulting from an audit opinion including a “going concern” explanatory note, the Credit Agreement lenders agreed to waive this covenant through February 21, 2014. Alion paid no fee for the initial waiver. Absent the waiver, the Company would not have been able to access its revolving credit facility once Alion’s auditors issued their fiscal 2013 audit opinion. The Company negotiated three extensions of this “going concern” waiver for an aggregate total of $700 thousand to maintain access to the revolving credit facility. The “going concern” waiver expired on May 2, 2014. On that date, the Company and Wells Fargo Bank entered into a new $45 million revolving credit agreement (the Wells Fargo Agreement) which amended and restated the Credit Agreement and substituted Wells Fargo as the sole lender and administrative agent. Under the Wells Fargo Agreement, the new lender agreed to waive the requirement regarding the going concern qualification for fiscal 2013.

Alion depends heavily on federal government prime contracts and subcontracts which account for nearly all the Company’s revenue. Interruptions in the government funding process, whether from federal budget delays, debt ceiling limitations, government shutdowns, sequestration or Department of Defense spending cuts could materially adversely affect the Company’s revenue and cash flows for the coming fiscal year and beyond. Although in each of the past three fiscal years, Alion generated sufficient cash flow from operations to fulfill its financial commitments, including debt service, the Company is unable to pay off its Secured and Unsecured Notes when they become due.

Management is actively engaged in efforts to refinance or retire Alion’s existing Secured and Unsecured Notes. On December 24, 2013, the Company executed a Refinancing Support Agreement with the holders of a majority of Alion’s outstanding Unsecured Notes regarding potential transactions to refinance the Company’s outstanding indebtedness. In February 2014, the Company filed an initial registration statement on Form S-1 with the Securities and Exchange Commission (SEC) to register an offer to exchange Unsecured Notes for new notes, warrants and limited amount of cash. In March, April and May 2014, Alion amended the registration statement to include updated information. The SEC declared the registration statement effective on May 9, 2014. The Exchange Offer commenced May 13, 2014.

On February 13, 2014 the parties entered into an amendment to the Refinancing Support Agreement and on May 2, 2014 entered into an amended and restated Refinancing Support Agreement to, among other things, extend the date by which the refinancing transactions must be completed. The Refinancing Support Agreement, as amended, provides that refinancing transactions must be completed by July 31, 2014.

Management can provide no assurance that Alion will be able to conclude a refinancing of its Unsecured Notes or that additional financing will be available to retire or replace the Secured Notes, and if available, that terms of any transaction would be favorable.

On the basis of these risks and uncertainties, management has determined that there remains a substantial doubt about the Company’s ability to continue as a going concern. Alion’s unaudited condensed consolidated financial statements do not include any adjustments to reflect the possible effects on the recoverability of assets or the amounts of liabilities that may result from resolving uncertainties about the Company’s ability to continue as a going concern.

Fiscal, Quarter and Interim Periods

Alion’s fiscal year ends on September 30. The Company operates based on a three-month quarter, four-quarter fiscal year with quarters ending December 31, March 31, June 30, and September 30.

Use of Estimates

Preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported for assets and liabilities, disclosures of contingent assets and liabilities as of financial statement dates, and amounts reported for operating results for each period presented. Actual results are likely to differ from those estimates, but management does not believe such differences will materially affect Alion’s financial position, results of operations, or cash flows.

Revenue Recognition

Alion derives its revenue from delivering technology services under three types of contracts. Some contracts provide for reimbursement of costs plus fees; others are fixed-price or time-and-material type contracts. We recognize revenue when a contract has been executed, the contract price is fixed or determinable, delivery of services or products has occurred, and our ability to collect the contract price is considered reasonably assured. Alion applies the percentage-of-completion method in Accounting Standards Codification (ASC) 605 – Revenue Recognition to recognize revenue.

Alion recognizes revenue on cost-reimbursement contracts as it incurs costs and includes estimated fees earned. The Company recognizes time-and-material contract revenue at negotiated, fixed, contractually billable rates as it delivers labor hours and incurs other direct expenses. We use various performance measures under the percentage-of-completion method to recognize revenue for fixed-price contracts. Estimating contract costs at completion and recognizing revenue appropriately involve significant management estimates. Actual costs may differ from estimated costs and affect estimated profitability and revenue recognition timing. From time to time, facts develop that require us to revise estimated total costs or expected revenue. We record the cumulative effect of revised estimates in the period when the facts requiring revised estimates become known. We recognize the full amount of anticipated losses on any contract in the period a loss becomes known. For each of the periods presented, the cumulative effects of revised estimates were immaterial to the Company’s financial performance.

U.S. federal government contracts are subject to periodic funding by our contracting agency customers. A customer may fund a contract at inception or incrementally throughout the period of performance as services are provided. If we determine contract funding is not probable, we defer revenue recognition until realization is probable. The federal government can audit Alion’s contract costs and adjust amounts through negotiation. The federal government considers Alion a major contractor and maintains an office on site. The Defense Contract Audit Agency (DCAA) is currently auditing our 2008 claimed indirect costs. We have settled our rates through 2007. We timely submitted our indirect cost proposals for all open fiscal years. We have recorded revenue on federal government contracts in amounts we expect to realize.

We recognize revenue on unpriced change orders as we incur expenses and only to the extent it is probable we will recover such costs. The Company recognizes revenue in excess of costs on unpriced change orders only when management can also estimate beyond a reasonable doubt the amount of excess and experience provides a sufficient basis for recognition. Alion recognizes revenue on claims as expenses are incurred and only to the extent it is probable we will recover such costs and can reliably estimate the amount we will recover.

Income Taxes

Alion accounts for income taxes by applying the provisions in currently enacted tax laws. We determine deferred income taxes based on the estimated future tax effects of differences between the financial statement and tax bases of our assets and liabilities. Deferred income tax provisions and benefits change as assets or liabilities change from year to year. In providing for deferred taxes, Alion considers the tax regulations of the jurisdictions where we operate; estimated future taxable income; and available tax planning strategies. If tax regulations, operating results or the ability to implement tax-planning strategies change, the carrying value of deferred tax assets and liabilities may require adjustment.

Alion has a history of operating losses for both tax and financial statement purposes. The Company has recorded valuation allowances equal to deferred tax assets based on the likelihood that we may not be able to realize the value of these assets. Alion recognizes the benefit of a tax position only after determining that the relevant tax authority would “more likely than not” sustain our position following an audit. For tax positions meeting the “more likely than not” threshold, we recognize the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

Cash and Cash Equivalents

The Company considers cash in banks, and deposits with financial institutions with maturities of three months or less at time of purchase which it can liquidate without prior notice or penalty, to be cash and cash equivalents.

Accounts Receivable and Billings in Excess of Revenue Earned

Accounts receivable include billed accounts receivable and unbilled receivables. Unbilled receivables consist of costs and fees which are billable upon occurrence of a specific event, amounts billable after the balance sheet date and revenue in excess of billings on uncompleted contracts (accumulated project expenses and fees which were not billed or were not currently billable as of the date of the consolidated balance sheet). Unbilled accounts receivable include revenue recognized for customer-requested work Alion performed on new and existing contracts for which the Company had not received contracts or contract modifications. Accounts receivable are stated as estimated realized value. The allowance for doubtful accounts is Alion’s best estimate of the amount of probable losses in the Company’s existing billed and unbilled accounts receivable. The Company determines the allowance using specific identification and historical write-off experience based on receivable age. Billings in excess of revenue and advance collections from customers represent amounts received from or billed to customers in excess of project revenue recognized to date.

Property, Plant and Equipment

Leasehold improvements, software and equipment are recorded at cost. Maintenance and repairs that do not add significant value or significantly lengthen an asset’s useful life are charged to current operations. Software and equipment are depreciated on the straight-line method over their estimated useful lives (typically 3 years for software and 5 years for equipment). Leasehold improvements are amortized on the straight-line method over the shorter of the asset’s estimated useful life or the life of the lease. Upon sale or retirement of an asset, costs and related accumulated depreciation are deducted from the accounts, and any gain or loss is recognized in the unaudited condensed consolidated statements of operations.

Goodwill

Alion assigns the purchase price paid to acquire the stock or assets of a business to the net assets acquired based on the estimated fair value of assets acquired and liabilities assumed. Goodwill is the purchase price in excess of the estimated fair value of the tangible net assets and separately identified intangible assets acquired. There have been no changes to goodwill carrying value this year.

The Company accounts for goodwill and other intangible assets in accordance with the provisions of ASC 350 – Intangibles-Goodwill and Other. Alion operates in one segment and tests goodwill at the reporting unit level. There are two reporting units. We do not allocate corporate debt to our reporting units. We treat our corporate debt as part of our capital structure. We review goodwill for impairment in the fourth quarter each year, and whenever events or circumstances indicate goodwill might be impaired. We are required to recognize an impairment loss to the extent our goodwill carrying value at the reporting unit level exceeds fair value. Evaluating goodwill involves significant management estimates. To date, our annual reviews have resulted in no goodwill impairment adjustments. See Note 8 for a detailed discussion of the Company’s goodwill impairment testing process.

Intangible Assets

Alion amortizes intangible assets as it consumes economic benefits over estimated useful lives. As of March 31, 2014, the Company had approximately $1.4 million in net intangible assets, including contracts purchased in the JJMA acquisition and purchased software licenses. The JJMA contract portfolio has a remaining useful life of approximately 1.4 years.

Redeemable Common Stock

There is no public market for Alion’s redeemable common stock and therefore no observable price for its equity, individually or in the aggregate. The Employee Stock Ownership Plan (ESOP) Trust holds all the Company’s outstanding common stock. The ESOP is a component of the Alion Science and Technology Employee Ownership, Savings and Investment Plan (the Plan or the KSOP). Under certain circumstances, ESOP beneficiaries can require the ESOP Trust to distribute the value of their beneficial interests. The Internal Revenue Code (IRC) and the Employee Retirement Income Security Act (ERISA) require the Company to offer ESOP participants who receive Alion common stock a liquidity put right. The put right requires the Company to purchase distributed shares at their then-current fair market value at any time during two put option periods. Common stock distributed by the ESOP Trust is subject to a right of first refusal. Prior to any subsequent transfer, shares must first be offered to the Company and then to the ESOP Trust. Eventual redemption of shares of Alion common stock as a result of distributions is outside the Company’s control. Therefore, Alion classifies its outstanding shares of redeemable common stock as other than permanent equity.

At each reporting date, Alion is required to increase or decrease the reported value of its outstanding common stock to reflect its estimated redemption value. Management estimates the value of Alion’s obligation to repurchase its outstanding shares of redeemable common stock by considering, in part, the most recent price at which the Company was able to sell shares to the ESOP Trust. The reported value of outstanding redeemable common stock equals the current share price multiplied by total shares issued and outstanding.

In its fiduciary capacity, the ESOP Trustee is independent of the Company and its management. Consistent with its fiduciary responsibilities, the ESOP Trustee retains an independent third party valuation firm to assist it in determining the fair market value (share price) at which the ESOP Trustee may acquire or dispose of investments in Alion common stock. The Audit and Finance Committee of Alion’s Board of Directors reviews the reasonableness of the amount management has determined Alion should recognize for the Company’s obligation to repurchase shares of its outstanding redeemable common stock. The Audit and Finance Committee considers various factors in its review, including, in part, the most recent valuation report prepared for, and the share price selected by the ESOP Trustee.

Alion records changes in the reported value of its outstanding common stock through an offsetting charge or credit to accumulated deficit. The Company recognizes changes in the fair value of its redeemable common stock in connection with mid-year and annual ESOP valuations on March 31 and September 30 each year. In March 2014, Alion amended the KSOP to permit delaying the valuation report, the Company’s mid-year ESOP contribution, and its mid-year sale of common stock to the ESOP Trust until after the Company concludes its pending refinancing transactions. The Company did not make its mid-year ESOP stock contribution in March and did not sell any common stock to the ESOP Trust in March 2014.

Alion’s accumulated deficit at March 31, 2014, includes a $67.5 million cumulative benefit for changes in share price through September 2013 that reduced the Company’s aggregate share redemption obligation. The Company has yet to recognize a share-price related change in its share redemption obligation in fiscal 2014. Outstanding redeemable common stock had an aggregate fair value of approximately $61.0 million as of March 31, 2014 based on an $8.10 price per share as of the September 2013 valuation.

Concentration of Credit Risk

Alion is subject to credit risk for its cash equivalents and accounts receivable. The Company believes the high credit quality of its cash equivalent investments limits its credit risk with respect to such investments. Alion believes its concentration of credit risk with respect to accounts receivable is limited as the receivables are principally due from the federal government. Approximately 21% of the Company’s receivables are due from commercial customers including other prime contractors.

Fair Value of Financial Instruments

Alion is required to disclose the fair value of its financial instruments but is not required to record its senior debt at fair value. See Note 10 for a discussion of Alion’s current debt and Note 11 for the related fair value disclosures. The fair value of cash, cash equivalents, accounts payable and accounts receivable does not differ materially from carrying value because of the short maturity of those instruments.

Off-Balance Sheet Financing Arrangements

Alion accounts for operating leases entered into in the routine course of business in accordance with ASC 840 – Leases. We have no off-balance sheet financing arrangements other than operating leases and letters of credit under our revolving credit facility. Alion has no relationship with any unconsolidated or special purpose entity and has not issued any associated guarantees.

Recently Issued Accounting Pronouncements

In April 2014, FASB issued Accounting Standards Update 2014-08 (ASU 2014-08) Reporting Discontinued Operations and Disclosures of Disposals of a Component of an Entity. ASU 2014-08 updates ASC 205 – Presentation of Financial Statements (ASC 205) and ASC 360 – Property, Plant and Equipment. ASU 2014-08 changes the rules for reporting discontinued operations and is intended to simplify guidance and reduce complexity and compliance costs.

In general, ASU 2014-08 requires an entity to report in discontinued operations any disposal of a component of an entity or a group of components of an entity where the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. ASU 2014-08 also applies discontinued operations treatment when a component or group of components has been classified as held for sale.

ASU 2014-08 eliminates many disposals from discontinued operations presentation that are either routine in nature or that do not represent a strategic change for an entity. It requires expanded disclosures both for discontinued operations and for disposals of individually significant components of an entity that do not qualify for discontinued operations presentation.

ASU 2014-08 requires an entity to disclose a discontinued operation’s major line items of pretax profit or loss; and either its operating and investing cash flows; or its depreciation, amortization, capital expenditures, and significant noncash operating and investing items. An entity must also reconcile a discontinued operation’s major line items of pretax profit and loss to that operation’s after-tax profit or loss. ASU 2014-08 requires an entity to separately present a discontinued operation’s assets and liabilities in its statement of financial position as of each date presented.

For disposals of individually significant components of an entity that do not qualify for discontinued operations presentation, ASU 2014-08 requires an entity to disclose the component’s pretax profit or loss. The disclosures are required for all periods in which an entity reports net income.

In the initial period that an entity classifies an asset as held for sale that qualifies for discontinued operations presentation, ASU 2014-08 requires the entity to disclose the discontinued operation’s major classes of assets and liabilities for each date for which the entity reports its financial position.

ASU 2014-08 is effective for all disposals or classifications of assets as held for sale that occur with fiscal years beginning on or after December 15, 2014 and interim periods within those years. The Company does not believe adopting ASU 2014-08 will affect Alion’s consolidated financial position or operating results.

(2) Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The accompanying audited consolidated financial statements include the accounts of Alion Science and Technology Corporation (a Delaware corporation) and its wholly-owned subsidiaries and have been prepared in accordance with U.S. generally accepted accounting principles on the accrual basis of accounting. The statements include the accounts of Alion and its wholly-owned subsidiaries from date of formation or acquisition. All inter-company accounts have been eliminated in consolidation. The wholly-owned subsidiaries are:

•	Innovative Technology Solutions Corporation (ITSC) – acquired October 2003

•	Alion - IPS Corporation (IPS) – acquired February 2004

•	Alion - METI Corporation (METI) – acquired February 2005

•	Alion - CATI Corporation (CATI) – acquired February 2005

•	Alion International Corporation (Alion International) – established February 2005

•	Alion Science and Technology (Canada) Corporation – established February 2005

•	Alion - JJMA Corporation (JJMA) – acquired April 2005

•	Alion - BMH Corporation (BMH) – acquired February 2006

•	Washington Consulting, Inc. (WCI) – acquired February 2006

•	Alion—MA&D Corporation (MA&D) – acquired May 2006

•	Alion Offshore Services, Inc. (Alion Offshore) – established May 2006

•	Washington Consulting Government Services, Inc. (WCGS) – established July 2007

•	Alion Asia Corporation (Alion Asia) – established May 2012

•	Alion Maritime India Private Limited (Alion India) – established May 2013

Fiscal, Quarter and Interim Periods

Alion’s fiscal year ends on September 30. The Company operates based on a three-month quarter, four-quarter fiscal year with quarters ending December 31, March 31, June 30, and September 30.

Use of Estimates

Preparing financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported for assets and liabilities, disclosures of contingent assets and liabilities as of financial statement dates and amounts reported for operating results for each period presented. Actual results are likely to differ from those estimates, but management does not believe such differences will materially affect Alion’s financial position, results of operations, or cash flows.

Summary of Critical Accounting Policies

Going Concern Assumption

The accompanying financial statements are prepared on the going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Alion has a history of losses that has resulted, in part, in the Company not having the means to repay the principal associated with our Secured and Unsecured Notes as they come due on November 1, 2014 and February 1, 2015, respectively. Further, liabilities in excess of our assets makes refinancing our debt more difficult and expensive, and an insufficient level of cash flow from operating activities to repay the Secured and Unsecured Notes at maturity, raises substantial doubt as to the Company’s ability to continue as a going concern.

Management’s current forecasts of future results could differ materially due to general economic uncertainties, sequestration’s effect on government spending levels in the coming fiscal year, collections delays from the October 2013 government shutdown and risks associated with future federal government procurement and contracting actions. Management’s cash flow projections indicate that absent a refinancing transaction or series of transactions, the Company will be unable to pay the principal and accumulated unpaid interest on its Secured and Unsecured Notes when those instruments come due in November 2014 and February 2015.

Alion depends heavily on federal government prime contracts and subcontracts which account for nearly all the Company’s revenue. Interruptions in the government funding process, whether from federal budget delays, debt ceiling limitations, government shutdowns, sequestration or Department of Defense spending cuts could materially adversely affect the Company’s revenue and cash flows for the coming fiscal year and beyond. This could cause Alion to be unable to fund operations, meet debt service requirements or comply with the Credit Agreement’s Consolidated EBITDA covenant.

Our Credit Agreement financial statement covenant requires an audit opinion without a “going concern” explanatory note or any similar qualification or exception and without any qualification or exception as to the scope of such audit. In anticipation of receiving an audit opinion including a “going concern” explanatory note, in December 2013 Alion and its Credit Agreement lenders agreed to waive this financial covenant. The Company paid no fee for this waiver

If Alion were unable to meet the Credit Agreement Consolidated EBITDA covenant, the Company would be unable to borrow funds under the revolving credit facility which would remove a source of liquidity for the Company. Alion could be required to immediately repay any amount then outstanding under the Credit Agreement. The Company could seek an additional covenant waiver or an amendment to the Credit Agreement in order to preserve its ability to borrow funds as and when needed. The Credit Agreement expires on August 22, 2014. Management can provide no assurance that Alion would be able to obtain an amendment or waiver, or if one were available, that the terms would be favorable. If the Company were unable to obtain a requested waiver or amendment, it might be unable to pay its debts as they became due. In each of the past three fiscal years, Alion generated sufficient cash flow from operations to fulfill its financial commitments, including debt service.

Management is actively engaged in identifying additional potential sources of cash to refinance, retire or amend Alion’s existing debt agreements. We have reached a preliminary understanding with the holders of a majority of our outstanding Unsecured Notes regarding potential refinancing transactions involving our outstanding indebtedness and are negotiating a definitive agreement. However, Management can provide no assurance that Alion will be able to conclude a refinancing of its Unsecured Notes or that additional financing will be available to retire or replace its Secured Notes, and if available, that terms of any transaction would be favorable.

On the basis of these risks and uncertainties, management has determined that there is substantial doubt about the Company’s ability to continue as a going concern. Alion’s audited consolidated financial statements do not include any adjustments to reflect the possible effects on the recoverability of assets or the amounts of liabilities that may result from resolving uncertainties about the Company’s ability to continue as a going concern.

Revenue Recognition

Alion derives its revenue from delivering technology services under three types of contracts. Some contracts provide for reimbursement of costs plus fees; others are fixed-price or time-and-material type contracts. We recognize revenue when a contract has been executed, the contract price is fixed or determinable, delivery of services or products has occurred, and our ability to collect the contract price is considered reasonably assured. Alion applies the percentage-of-completion method in Accounting Standards Codification (ASC) 605 – Revenue Recognition to recognize revenue.

Alion recognizes revenue on cost-reimbursement contracts as it incurs costs and includes estimated fees earned. The Company recognizes time-and-material contract revenue at negotiated, fixed, contractually billable rates as it delivers labor hours and incurs other direct expenses. We use various performance measures under the percentage-of-completion method to recognize revenue for fixed-price contracts. Estimating contract costs at completion and recognizing revenue appropriately involve significant management estimates. Actual costs may differ from estimated costs and affect estimated profitability and revenue recognition timing. From time to time, facts develop that require us to revise estimated total costs or expected revenue. We record the cumulative effect of revised estimates in the period when the facts requiring revised estimates become known. We recognize the full amount of anticipated losses on any contract in the period a loss becomes known. For each of the periods presented, the cumulative effects of revised estimates were immaterial to the Company’s financial performance.

U.S. federal government contracts are subject to periodic funding by our contracting agency customers. A customer may fund a contract at inception or incrementally throughout the period of performance as services are provided. If we determine contract funding is not probable, we defer revenue recognition until realization is probable. The federal government can audit Alion’s contract costs and adjust amounts through negotiation. The federal government considers Alion a major contractor and maintains an office on site. The Defense Contract Audit Agency (DCAA) is currently auditing our 2007 claimed indirect costs. We are negotiating our 2006 indirect rates and have settled our rates through 2005. We timely submitted our indirect cost proposals for all open fiscal years. We have recorded revenue on federal government contracts in amounts we expect to realize.

We recognize revenue on unpriced change orders as we incur expenses and only to the extent it is probable we will recover such costs. The Company recognizes revenue in excess of costs on unpriced change orders only when management can also estimate beyond a reasonable doubt the amount of excess and experience provides a sufficient basis for recognition. Alion recognizes revenue on claims as expenses are incurred and only to the extent it is probable we will recover such costs and can reliably estimate the amount we will recover.

Income Taxes

Alion accounts for income taxes by applying the provisions in currently enacted tax laws. We determine deferred income taxes based on the estimated future tax effects of differences between the financial statement and tax bases of our assets and liabilities. Deferred income tax provisions and benefits change as assets or liabilities change from year to year. In providing for deferred taxes, Alion considers the tax regulations of the jurisdictions where we operate; estimated future taxable income; and available tax planning strategies. If tax regulations, operating results or the ability to implement tax-planning strategies change, the carrying value of deferred tax assets and liabilities may require adjustment.

Alion has a history of operating losses for both tax and financial statement purposes. The Company has recorded valuation allowances equal to deferred tax assets based on the likelihood that we may not be able to realize the value of these assets. Alion recognizes the benefit of a tax position only after determining that the relevant tax authority would “more likely than not” sustain our position following an audit. For tax positions meeting the “more likely than not” threshold, we recognize the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

Cash and Cash Equivalents

The Company considers cash in banks, and deposits with financial institutions with maturities of three months or less at time of purchase which it can liquidate without prior notice or penalty, to be cash and cash equivalents.

Accounts Receivable and Billings in Excess of Revenue Earned

Accounts receivable include billed accounts receivable and unbilled receivables. Unbilled receivables consist of costs and fees which are billable upon occurrence of a specific event, amounts billable after the balance sheet date and revenue in excess of billings on uncompleted contracts (accumulated project expenses and fees which were not billed or were not currently billable as of the date of the consolidated balance sheet). Unbilled accounts receivable include revenue recognized for customer-requested work Alion performed on new and existing contracts for which the Company had not received contracts or contract modifications. Accounts receivable are stated as estimated realized value. The allowance for doubtful accounts is Alion’s best estimate of the amount of probable losses in the Company’s existing billed and unbilled accounts receivable. The Company determines the allowance using specific identification and historical write-off experience based on receivable age. Billings in excess of revenue and advance collections from customers represent amounts received from or billed to customers in excess of project revenue recognized to date.

Property, Plant and Equipment

Leasehold improvements, software and equipment are recorded at cost. Maintenance and repairs that do not add significant value or significantly lengthen an asset’s useful life are charged to current operations. Software and equipment are depreciated on the straight-line method over their estimated useful lives (typically 3 years for software and 5 years for equipment). Leasehold improvements are amortized on the straight-line method over the shorter of the asset’s estimated useful life or the life of the lease. Upon sale or retirement of an asset, costs and related accumulated depreciation are deducted from the accounts, and any gain or loss is recognized in the audited consolidated statements of operations.

Goodwill

Alion assigns the purchase price paid to acquire the stock or assets of a business to the net assets acquired based on the estimated fair value of assets acquired and liabilities assumed. Goodwill is the purchase price in excess of the estimated fair value of the tangible net assets and separately identified intangible assets acquired. There have been no changes to goodwill carrying value this year.

The Company accounts for goodwill and other intangible assets in accordance with the provisions of ASC 350 – Intangibles-Goodwill and Other. Alion operates in one segment and tests goodwill at the reporting unit level. There are two reporting units. We review goodwill for impairment in the fourth quarter each year, and whenever events or circumstances indicate goodwill might be impaired. We are required to recognize an impairment loss to the extent our goodwill carrying value at the reporting unit level exceeds fair value. Evaluating goodwill involves significant management estimates. To date, our annual reviews have resulted in no goodwill impairment adjustments. See Note 9 for a detailed discussion of the Company’s goodwill impairment testing process.

Intangible Assets

Alion amortizes intangible assets as it consumes economic benefits over estimated useful lives. As of September 30, 2013, the Company had approximately $2.0 million in net intangible assets, including contracts purchased in the JJMA acquisition and purchased software licenses. The JJMA contract portfolio has a remaining useful life of approximately 1.6 years.

Redeemable Common Stock

There is no public market for Alion’s redeemable common stock and therefore no observable price for its equity, individually or in the aggregate. The Employee Stock Ownership Plan (ESOP) Trust holds all the Company’s outstanding common stock. Under certain circumstances, ESOP beneficiaries can require the ESOP Trust to distribute the value of their beneficial interests. The Internal Revenue Code (IRC) and the Employee Retirement Income Security Act (ERISA) require the Company to offer ESOP participants who receive Alion common stock a liquidity put right. The put right requires the Company to purchase distributed shares at their then-current fair market value at any time during two put option periods. Common stock distributed by the ESOP Trust is subject to a right of first refusal. Prior to any subsequent transfer, shares must first be offered to the Company and then to the ESOP Trust. Eventual redemption of shares of Alion common stock as a result of distributions is outside the Company’s control. Therefore, Alion classifies its outstanding shares of redeemable common stock as other than permanent equity.

At each reporting date, Alion is required to increase or decrease the reported value of its outstanding common stock to reflect its estimated redemption value. Management estimates the value of Alion’s obligation to repurchase its outstanding shares of redeemable common stock by considering, in part, the most recent price at which the Company was able to sell shares to the ESOP Trust. The reported value of outstanding redeemable common stock equals the current share price multiplied by total shares issued and outstanding.

In its fiduciary capacity, the ESOP Trustee is independent of the Company and its management. Consistent with its fiduciary responsibilities, the ESOP Trustee retains an independent third party valuation firm to assist it in determining the fair market value (share price) at which the ESOP Trustee may acquire or dispose of investments in Alion common stock. The Audit and Finance Committee of Alion’s Board of Directors reviews the reasonableness of the amount management has determined Alion should recognize for the Company’s obligation to repurchase shares of its outstanding redeemable common stock. The Audit and Finance Committee considers various factors in its review, including, in part, the most recent valuation report prepared for, and the share price selected by the ESOP Trustee.

Alion records changes in the reported value of its outstanding common stock through an offsetting charge or credit to accumulated deficit. The Company recognizes changes in the fair value of its redeemable common stock on March 31 and September 30 each year. The accumulated deficit at September 30, 2013, included a $67.5 million cumulative benefit for changes in share price which reduced the Company’s aggregate share redemption obligation. Outstanding redeemable common stock had an aggregate fair value of approximately $61.9 million as of September 30, 2013.

Concentration of Credit Risk

Alion is subject to credit risk for its cash equivalents and accounts receivable. The Company believes the high credit quality of its cash equivalent investments limits its credit risk with respect to such investments. Alion believes its concentration of credit risk with respect to accounts receivable is limited as the receivables are principally due from the federal government. Approximately 22% of the Company’s receivables are due from commercial customers including other prime contractors.

Fair Value of Financial Instruments

Alion is required to disclose the fair value of its financial instruments, but is not required to record its senior long term debt at fair value. See Note 11 for a discussion of Alion’s long term debt and Note 12 for the related fair value disclosures. The fair value of cash, cash equivalents, accounts payable and accounts receivable is not materially different from carrying value because of the short maturity of those instruments.

Off-Balance Sheet Financing Arrangements

Alion accounts for operating leases entered into in the routine course of business in accordance with ASC 840 Leases. We have no off-balance sheet financing arrangements other than operating leases and letters of credit under our revolving credit facility. Alion has no relationship with any unconsolidated or special purpose entity and has not issued any guarantees.

Recently Issued Accounting Pronouncements

In July 2013, FASB issued Accounting Standards Update 2013-11 (ASU 2013-11)—Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. ASU 2013-11 updates Accounting Standards Codification Topic 740 – Income Taxes and is intended to eliminate diversity in accounting practice. In general, ASU 2013-11 requires an entity to reduce deferred tax assets for unrecognized tax benefits related to net operating loss or tax credit carryforwards. An entity is to present unrecognized tax benefits as a liability when: (1) the related net operating loss or tax credit carryforward is unavailable to settle the liability; or (2) tax law permits and the entity intends not to use its deferred tax assets to offset taxes arising from disallowing the entity’s tax position. ASU 2013-11 affects presentation of amounts and does not affect income tax expense. Management does not believe that adopting ASU 2013-11 will affect the Company’s operating results, financial position or cash flows.

In January 2013, the FASB issued Accounting Standards Update 2013-01 (ASU 2013-01) Balance Sheet Topic (Topic 210)—Clarifying the Scope and Disclosures About Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning after January 1, 2013 and provides guidance on what disclosures to make about offsetting balances. Alion currently does not offset any significant balances and has no related disclosure. The Company does not believe adopting ASU 2013-01 will affect Alion’s consolidated financial position or operating results.